CONVERTIBLE SENIOR NOTES , CONVERTIBLE NOTES AND CALL OPTIONS	12 Months Ended
Dec. 31, 2023
CONVERTIBLE SENIOR NOTES , CONVERTIBLE NOTES AND CALL OPTIONS
CONVERTIBLE SENIOR NOTES , CONVERTIBLE NOTES AND CALL OPTIONS

22.    CONVERTIBLE SENIOR NOTES , CONVERTIBLE NOTES AND CALL OPTIONS

2024 Convertible Senior Notes issued by the Company

The Company issued USD85 million of Convertible Senior Notes on May 17, 2019, which will mature on June 1, 2024 (the “2024 Notes”). The interest rate is 4.5% per annum payable semi-annually, in arrears.

Holders have the option to convert their 2024 Notes at any time prior to the close of business on the third business day immediately preceding the maturity date at a conversion rate of 52.0833 ADSs per USD1,000 principal amount of the Notes (equivalent to an initial conversion price of approximately USD19.20 per ADS).

The conversion rate is subject to change on anti-dilution and upon certain fundamental changes. Fundamental changes are defined as 1) any “person” or “group” beneficially owns (directly or indirectly) 50% or more of the total voting power of all outstanding classes of Company’s shares or has the power to elect a majority of the members of the board of directors; 2) Company consolidates with, or merge with or into, another person or the Company sells, assigns, conveys, transfers, leases or otherwise disposes of all or substantially all of its assets, or any person consolidates with, or merges with or into, the Company; 3) Termination of trading of Company’s ADSs; and 4) adoption of a plan relating to the Company’s liquidation or dissolution.

The holders have the option to require the Company to repurchase the 2024 Notes, in whole or in part, in the event of a fundamental change for an amount equal to the 100% of the principal amount and any accrued and unpaid interest in the event of fundamental changes. Management assessed that the likelihood of fundamental change is remote.

The holders had the right to require the Company to repurchase for cash all or any portion of their notes on June 1, 2021 at a repurchase price equal to 100% of the principal amount of the notes to be repurchased, plus accrued and unpaid interest to, but excluding, the repurchase date.

While the 2024 Notes remain outstanding, the Company or its subsidiaries should not create or permit to subsist any security upon its property, assets or revenues (present or future) to secure any international investment securities or to secure any guarantee of or indemnity of any international investment securities unless the obligations under the Notes and the indenture (a) are secured equally and ratably therewith, or (b) have the benefit of such other security, guarantee, indemnity or other arrangement as shall be approved by holders of a majority in aggregate principal amount of the Notes then outstanding.

During the year of 2021 and 2023, certain 2024 Notes with the principal amount of USD16 million and USD14.1 million were converted into 3,281,244 and 2,938,412 ordinary shares of the Company, respectively.

Accounting for 2024 Convertible Senior Notes

The Company has RMB as its functional currency, and the 2024 Notes are denominated in USD. As a result, the conversion feature is dual indexed to the Company’s stock as well as the RMB and USD exchange rate, and is considered an embedded derivative which needs to be bifurcated from the host instrument in accordance with ASC 815.

ASC 815-15-25 provides that if an entity has a hybrid financial instrument that would require bifurcation of embedded derivatives under ASC 815, the entity may irrevocably elect to initially and subsequently measure a hybrid financial instrument in its entirety at fair value with changes in fair value recognized in earnings. The fair value election can be made instrument by instrument and shall be supported by concurrent documentation or a preexisting documented policy for automatic election.

The Company elected to measure the 2024 Notes in their entirety at fair value. According to ASC 825-10-45-5, the Company measures the financial liability at fair value with qualifying changes in fair value recognized in net income. The Company also presents separately in other comprehensive income the portion of the total change in the fair value of the liability that results from a change in the instrument-specific credit risk.

Further, as the functional currency of the Company is RMB, the fair value of the 2024 Notes is translated into RMB at each balance sheet date with the difference being reported as exchange gain or loss, except for the exchange rate remeasurement of the component of the change in fair value of the liability resulting from the cumulative changes in instrument-specific credit risk which is presented in other comprehensive income. In addition, all issuance costs associated with the 2024 Notes offering has been expensed as incurred in accordance with ASC 825-10-25-3, which states that upfront costs and fees related to items for which the fair value option is elected shall be recognized in the consolidated statements of operations and comprehensive as incurred and not deferred.

As of December 31, 2022 and 2023, the estimated fair value of the 2024 Notes amounted to approximately RMB1,071 million and RMB783 million, respectively. The Company recorded a gain from foreign exchange remeasurement of RMB9 million, a loss from foreign exchange remeasurement of RMB60 million and a gain from foreign exchange remeasurement of RMB55 million in net income for the years ended December 31, 2021, 2022 and 2023, respectively. The Company recorded a gain from change in fair value of 2024 Notes of RMB328 million, a loss from change in fair value of 2024 Notes of RMB12 million and a loss from change in fair value of 2024 Notes of RMB31 million in net income for the years ended December 31, 2021, 2022 and 2023, respectively. The Company recorded gain from change in fair value of 2024 Notes of RMB56 million, RMB100 million and RMB71 million in other comprehensive income for the year ended December 2021, 2022 and 2023, respectively. During the year of 2021 and 2023, certain 2024 Notes with the principal amount of USD16 million and USD14.1 million were converted into 3,281,244 and 2,938,412 ordinary shares of the Company. Upon conversion of the 2024 Notes, accumulated gains due to changes in instrument-specific credit risk with amount of RMB14 million and RMB53 million were reclassified from other comprehensive income to net income (Note 29). As of December 31, 2023, the total outstanding balances of the 2024 Notes with the amount of RMB783 million were recorded as current liabilities.

Call Option

Concurrent with the issuance of the 2024 Notes, the Company used approximately USD30 million of the net proceeds from the offering to enter into zero-strike call option transactions (“Call option”), covering 1,875,000ADSs, with the initial purchasers of the 2024 Notes (“Dealer”). The Call option is intended to facilitate privately negotiated transactions by which investors in the Notes are able to hedge their investment. The Call option expires on July 28, 2021 or when the Dealer request early settlement. The Company has the right to elect settlement method. If cash settlement applies, the Dealer will deliver the amount of cash to the Company calculated based on the number of shares determined on the commencement date and the volume-weighted average price of the Company shares on the settlement date. If physical settlement applies, the Company will receive the fixed number of ADSs determined at the commencement date of the transaction.

The economic substance of the Call option is the same as a traditional forward repurchase contract. Because the Call option permitted net cash settlement, it was classified as a derivative instrument measured initially and subsequently at fair value with changes in fair value recorded in earnings. The Company accounted for the Call option as a free-standing derivative asset on its consolidated balance sheet when the Call option was entered into in May 2019. The derivative asset was initially recorded at its fair value of US$30 million on the commencement date which represented the amount of cash transferred to the Dealer. The derivative asset was subsequently recorded at fair value with the change in fair value through May 2019. The Company recorded a gain from change in fair value of the call option with the amount of RMB476 million and loss of RMB136 million, an exchange loss of the call option with the amount of RMB14 million and an exchange gain of RMB0.3 million for the year ended December 31,2020 and 2021, respectively (Note 30). In 2021, the Company elected cash settlement method and total cash received from the exercise of call options amounted to RMB621 million.

2029 Convertible Notes issued by Jiangxi Jinko

On April 26, 2023, Jiangxi Jinko issued RMB10 billion of convertible notes, which will mature on April 19, 2029 (the “2029 Notes”). Among all of the issued convertible notes, RMB5.5 billion was issued to Paker, the holding company of Jiangxi Jinko, and the remaining RMB4.5 billion was issued to third party investors. The interest rate is 0.20% in the first year, 0.40% in the second year, 0.60% in the third year, 1.50% in the fourth year, 1.80% in the fifth year and 2.00% in the sixth year. Unless previously redeemed, converted or purchased and cancelled, Jiangxi Jinko shall redeem 2029 Notes at 108% of its principal amount on the maturity date.

Holders of the 2029 Notes have the option to convert their 2029 Notes at any time from the six months after the date of issuance closing (October 26, 2023) to the maturity date at a conversion rate of RMB13.79 per share per RMB100 principal amount of the 2029 Notes. The conversion rate is subject to change on anti-dilution and upon certain share price changes of Jiangxi Jinko.

In addition, since the first trading day on October 26, 2023, where the closing price of the Jiangxi Jinko’s shares is lower than 85% of the current conversion price in at least 15 of 30 consecutive trading days, the board of directors of Jiangxi Jinko shall have the right to propose a plan for conversion price reduction and submit for Jiangxi Jinko shareholders’ approval. Such proposal shall be effected only if it is approved by at least two-thirds of shareholders present at the meeting. The amended conversion price shall be no less than the average trading price of Jiangxi Jinko’s shares for the 20 trading days prior to the shareholders’ meeting nor the average trading price in the last trading day before the shareholders’ meeting.

Holders of the 2029 Notes have the option to require Jiangxi Jinko to repurchase the 2029 Notes for an amount equal to 100% of the principal amount and any accrued and unpaid interests, in whole or in part, if the closing price of the Jiangxi Jinko’s shares is less than 70% of the current conversion price for any 30 consecutive trading days within the fifth or sixth year upon issuance of the Notes or in the event of material change in use of the proceeds occurs. Material change in use of the proceeds was defined as a material change in the utilisation of the funds raised from the issuance of the 2029 Notes as compared with the Jiangxi’s commitments in the prospectus, and if the intended use of the proceeds is deemed to be changed according to the relevant regulations of the China Securities Regulatory Commission (“CSRC”) or the Shanghai Stock Exchange (“SSE”).

Jiangxi Jinko is also entitled to call all or part of the 2029 Notes for an amount equal to 100% of the principal amount and any accrued and unpaid interests, if the closing price of the Jiangxi Jinko’s shares is not less than 120% (inclusive) of the current conversion price for at least 15 out of 30 consecutive trading days or if the principal amount of the unconverted 2029 Notes is less than RMB30 million.

Share issuance costs that are directly attributable to the issue of the 2029 Notes amounting to approximately RMB32million.

During the year of 2023, certain 2029 Notes with the principal amount of RMB0.039 million were converted into 2,750 ordinary shares of Jiangxi Jinko, which attributed to Paker and non-controll interests of RMB0.023million and RMB0.016million, respectively.

Accounting for 2029 Notes

The conversion option is considered as indexed to the entity’s own stock and therefore does not need to be bifurcated from the debt host as a separate derivative. In addition, by considering the put and call option above are clearly and closely related to the debt host, the 2029 Notes was accounted for as a single instrument as a long-term debt at amortized cost. Related debt issuance cost was recorded as reduction to the long-term debts and are amortized as interest expenses using the effective interest method. Given RMB 5.5 billion of the 2029 Notes were issued to Paker, which were not yet issued out of the Group, related issuance costs amounted to RMB 16.9 million were recorded as deferred issuance cost as of December 31, 2023 (Note 11).

Trust arrangement for the 2029 Notes

In order to sell the 2029 Notes held by Paker in further, in April 2023, Trusts were set up by Paker and a group of financial institutions (bankers and brokers, collectively “Financial Institutions”) as the trustors. The Trusts will purchase all the 2029 Notes held by Paker at a minimum price of RMB105 each and sell to third parties in the market during the period from October 26, 2023 till March 26, 2024. Any excess earnings over RMB105 shall be shared between Paker and the Financial Institutions based on the ratio of 81% and 19% in the form of dividends of the Trusts.

The economic substance of the transaction is that Paker engages the Financial Institutions to issue the RMB5.5 billion Notes to third party investors with a commission of 19% earnings over RMB105 each. Considering the factors that i) these Trusts were established to facilitate the Notes issuance, ii) Paker has power over when and how many 2029 Notes to be issued to the Trusts, and iii) these Trusts have been limited and cannot conduct other activity, the Company concluded that Paker is the primary beneficiary of the Trusts and shall consolidate the Trusts.

As of December 31, 2023, the Financial Institutions have accumulatively subscribed trust units with a total consideration of consideration of RMB 668 million which was recorded as liabilities in the Group’s consolidated financial statements (Note 17). In 2023, the Trusts purchased the 2029 Notes from Paker at the value of RMB 105 each with a total consideration of RMB 694 million, among which, RMB 221 million of the 2029 Notes was sold by the Trusts at the market with the total consideration of RMB 226 million. As a result, as of December 31, 2023, in the Group’s consolidated financial statement, management recorded long term debt as convertible notes measured at amortized cost with the amount of RMB 226 million upon market sales of these Notes. Profit distributions due to the Financial Institutions with the amount of RMB 1 million were recorded as liabilities and debit to “Other income, net” in the Group’s consolidated financials.